Segment Information - Segment Financial Information for Continuing Operations (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Goodwill	$ 1,407				$ 1,407				$ 1,407	$ 1,407	$ 1,407
Operating Revenue	1,056	1,389	1,057	1,123	1,049	1,424	1,171	1,320	4,625	4,964	5,407
Operating Expenses	(953)	(1,188)	(933)	(1,010)	(956)	(1,238)	(1,023)	(1,194)	(4,084)	(4,411)	(4,881)
Interest expense									(256)	(242)	(281)
Depreciation and amortization									454	425	392
Impairment losses, pre-tax									12
Impairment losses, after-tax									7
Tax benefits									(166)	(72)	(162)
Restructuring charge											30
Divestiture-related claims expense											11
Loss on extinguishment of debt											174
Loss on extinguishment of debt, Net											104
Losses on treasury rate locks reclassified into income										1	18
Reversal of accrued interest income on uncertain, effectively settled tax positions											12
State tax benefits									(40)	12	(55)
Write off of deferred tax asset related to Medicare Part D subsidy, ultimately offset against state tax benefits											3
Retail Electric and Natural Gas Supply Businesses of Pepco Energy Services [Member]
Segment Reporting Information [Line Items]
Operating Revenue									9	15	17
Treasury Lock [Member]
Segment Reporting Information [Line Items]
Losses on treasury rate locks reclassified into income											15
Losses on treasury rate locks reclassified into income, net											9
Power Delivery [Member]
Segment Reporting Information [Line Items]
Goodwill	1,400				1,400				1,400	1,400	1,400
Operating Revenue									4,378	4,650	5,114
Operating Expenses									(3,847)	(4,150)	(4,611)
Interest Income									(1)	(1)	(2)
Interest expense									(219)	(208)	(207)
Depreciation and amortization									416	394	357
Tax benefits										14
Restructuring charge											29
Pepco Energy Services [Member]
Segment Reporting Information [Line Items]
Operating Revenue									256	330	304
Operating Expenses									(271)	(301)	(280)
Interest Income									(1)	(1)	(1)
Interest expense									(2)	(2)	(2)
Depreciation and amortization									14	16	23
Impairment losses, pre-tax									12
Impairment losses, after-tax									7
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Operating Revenue									(9)	(16)	(11)
Operating Expenses									34	40	10
Interest Income									1	1	3
Interest expense									(35)	(32)	(72)
Depreciation and amortization									24	15	12
Restructuring charge											1
Intersegment [Member]
Segment Reporting Information [Line Items]
Operating Revenue									(11)	(16)	(12)
Operating Expenses									(10)	(15)	(10)
Interest Income									(21)	(22)	(36)
Interest expense									(18)	(22)	(36)
State income tax benefits associated with loss on extinguishment of debt											17
Potomac Electric Power Co [Member]
Segment Reporting Information [Line Items]
Divestiture-related claims expense											11
Subsidiaries [Member]
Segment Reporting Information [Line Items]
Impairment losses, after-tax									7
State tax benefits											$ 14